CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent [member]	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2014	€ 71,300	€ 3,720	€ 75,671	€ (8,090)	€ (1)		€ 71,300
Loss for the period	(9,594)			(9,594)			(9,594)
Net changes in fair value of available for sale financial assets	(213)				(213)		(213)
Foreign currency translation	(24)				(24)		(24)
Balance at the end at Dec. 31, 2015	61,469	3,720	75,671	(17,684)	(238)		61,469
Loss for the period	(11,287)			(11,287)		€ (26)	(11,313)
Net changes in fair value of available for sale financial assets	50				50		50
Foreign currency translation	1,061				1,061		1,061
Establishment of subsidiary with non-controlling interests						113	113
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest	156		156				156
Balance at the end at Dec. 31, 2016	51,449	3,720	75,827	(28,971)	873	87	51,536
Loss for the period	(8,509)			(8,509)		(16)	(8,525)
Net changes in fair value of available for sale financial assets	37				37		37
Foreign currency translation	470				470		470
Deferred tax	14		14				14
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest	386		386				386
Balance at the end at Dec. 31, 2017	€ 43,847	€ 3,720	€ 76,227	€ (37,480)	€ 1,380	€ 71	€ 43,918